united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski,Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 10/31

Date of reporting period: 1/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2018
Shares						Value
		SHORT-TERM INVESTMENTS - 84.4%
		MONEY MARKET FUND - 84.4%
5,063,177		Goldman Sachs Financial Square Government Fund - Institutional Class - 1.21% *+				$5,063,177
		(Cost - $5,063,177)

Contracts		CENTRALLY CLEARED - OPTIONS PURCHASED **+ - 0.2%	Strike Price	Expiration Date	Notional Value
		CALL OPTIONS PURCHASED **+ - 0.0%
10		5-Year U.S. Treasury Note	$117.00	March 2018	1,170,000	78
19		5-Year U.S. Treasury Note	120.75	March 2018	2,294,250	-
8		10-Year U.S. Treasury Note	126.00	March 2018	1,008,000	125
5		10-Year U.S. Treasury Note	132.00	March 2018	660,000	-
		TOTAL CALL OPTIONS PURCHASED (Cost - $1,141)				203

		PUT OPTIONS PURCHASED **+ - 0.2%
44		Euro-BOBL	129.25	March 2018	5,687,000	1,096
34		Euro-BOBL	129.50	March 2018	4,403,000	1,482
27		Euro-Bund	153.50	March 2018	4,144,500	673
4		Euro-BOBL	128.50	March 2018	514,000	25
3		Euro-Bund	153.00	March 2018	459,000	37
26		Euro-Schatz	111.30	March 2018	2,893,800	162
15		Euro-Schatz	111.60	March 2018	1,674,000	187
2		Japanese 10-Year U.S. Treasury Note	145.50	March 2018	291,000,000	183
31		5-Year U.S. Treasury Note	114.50	March 2018	3,549,500	6,055
19		10-Year U.S. Treasury Note	118.50	March 2018	2,251,500	594
11		U.S. Treasury Long Bond Future	137.00	March 2018	1,507,000	344
		TOTAL PUT OPTIONS PURCHASED (Cost - $4,969)				10,838

		TOTAL OPTIONS PURCHASED (Cost - $6,110)				11,041

		TOTAL INVESTMENTS - 84.6% (Cost - $5,069,287) (a)				$5,074,218
		OTHER ASSETS IN EXCESS OF LIABILITIES - 15.4%				924,930
		NET ASSETS - 100.0%				$5,999,148

	*	Money market fund; interest rate reflects seven-day effective yield on January 31, 2018.
	**	Non-income producing security; exchange-traded.
	+	All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
	(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes, including futures contracts, is $5,133,102 and differs from market value by net unrealized appreciation/(depreciation) of securities as follows:

			Unrealized appreciation:			$6,101
			Unrealized depreciation:			(64,985)
			Net unrealized depreciation:			$(58,884)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
January 31, 2018
Number of Long Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
16	Amsterdam Index	Feb-18	1,788,640	$(14,263)
2	Australian Dollar +	Mar-18	160,980	7,720
1	British Pound +	Mar-18	88,750	4,563
8	CAC 40 10 Euro Index	Feb-18	438,440	50
2	Canadian Dollar +	Mar-18	162,650	3,590
1	CHF Currency +	Mar-18	134,700	6,725
3	DAX Index	Mar-18	988,613	(17,182)
20	DJIA Mini E-CBOT	Mar-18	2,613,600	10,435
10	E-Mini Russell 2000	Mar-18	788,000	(17,435)
1	Euro FX Currency +	Mar-18	155,594	5,081
21	Euro-Schatz +	Mar-18	2,348,010	(2,316)
37	Euro STOXX 50	Mar-18	1,332,000	(11,036)
23	Euro-BOBL +	Mar-18	3,000,350	(18,596)
30	Euro-Bund +	Mar-18	4,764,600	(1,844)
8	FTSE/MIB Index	Mar-18	939,840	(2,193)
1	Gasoline RBOB +	Mar-18	79,535	6,241
7	Gold 100 OZ +	Apr-18	940,170	(1,280)
3	Hang Seng Index	Feb-18	4,926,600	5,638
11	HSCEI	Feb-18	7,478,900	13,437
12	IBEX 35 Index	Feb-18	1,252,764	(8,785)
4	Japanese Yen +	Mar-18	459,450	5,313
2	Live Cattle +	Apr-18	98,340	(1,760)
8	Mexican Peso +	Mar-18	213,320	5,520
1	MSCI Singapore Index	Feb-18	40,305	(401)
37	MSCI Taiwan Index	Feb-18	1,531,800	(3,190)
13	Nasdaq 100 E-Mini Index	Mar-18	1,810,250	(5,190)
10	Nikkei 225 Index (OSE)	Mar-18	115,525,000	(22,728)
46	OMXS30 Index	Feb-18	7,314,000	(15,131)
22	S&P 500 E-Mini Index	Mar-18	3,108,380	(4,808)
4	S&P Mid 400 E-Mini Index	Mar-18	781,680	(7,820)
1	S&P/TSX 60 Index	Mar-18	188,600	(4,281)
60	SGX Nifty 50	Feb-18	1,327,080	(1,930)
3	Soybean +	Mar-18	149,363	(263)
2	SPI 200 Index	Mar-18	299,050	(2,458)
14	TOPIX Index	Mar-18	257,530,000	(43,021)
3	WTI Crude Oil +	Mar-18	194,190	3,240
1	WTI Crude Oil +	Apr-18	64,560	1,070
24	U.S. 5-Year Note (CBT) +	Mar-18	2,753,063	(3,937)
12	U.S. Long Bond (CBT) +	Mar-18	1,773,750	(12,813)
			Net Unrealized Depreciation from Long Futures Contracts	$(146,038)

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
January 31, 2018
Number of Short Contracts ^	Description	Expiration	Underlying Face/Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
(11)	Australian 3 Year +	Mar-18	1,075,855	$954
(2)	Australian 10 Year +	Mar-18	194,370	(724)
(1)	Cocoa +	Mar-18	13,990	2,081
(1)	Cocoa +	Mar-18	19,960	100
(1)	Coffee +	Mar-18	45,694	3,450
(6)	Corn +	Mar-18	108,450	(3,325)
(1)	Silver +	Mar-18	86,205	(1,005)
(1)	Soybean Oil +	Mar-18	19,842	(84)
(4)	Sugar #11 +	Mar-18	59,270	1,781
(1)	U.S. Dollar Index +	Mar-18	88,954	4,065
(13)	U.S. 10-Year Note (CBT) +	Mar-18	1,580,516	1,797
(2)	Wheat (CBT) +	Mar-18	45,175	(3,150)
	Net Unrealized Appreciation from Short Futures Contracts			$5,940
	Total Unrealized Depreciation from Futures Contracts			$(140,098)

+ All or a portion of this investment is a holding of the Superfund Managed Futures Strategy (Cayman) Fund, Ltd.
^ All collateral for open futures contracts consists of cash included as deposits with the broker.

CAC - French Stock Market Index
CBT - Chicago Board of Trade
DAX - Deutscher Aktienindex
DJIA - Dow Jones Industrial Average
FTSE - Financial Times Stock Exchange
HSCEI - Hang Seng China Enterprises Index
MSCI - Morgan Stanley Capital International
OMXS - Stockholm Index
OSE - Osaka Securities Exchange
RBOB - Reformulated Blendstock for Oxygenate Blending
S&P - Standard & Poor's
SPI - Swiss Performance Index
STOXX - Stock Index of Eurozone Stocks
TOPIX - Tokyo Stock Price Index
TSX - Toronto Stock Exchange
WTI - West Texas Intermediate

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation.  Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the "fair value" procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Short-Term Investments		$5,063,177	$-	$-	$5,063,177
Options Purchased		11,041	-	-	11,041
	Total	$5,074,218	$-	$-	$5,074,218
Liabilities		Level 1	Level 2	Level 3
Futures Contracts*		$(140,098)	$-	$-	$(140,098)
	Total	$(140,098)	$-	$-	$(140,098)
* Includes cumulative unrealized loss on futures contracts open at January 31, 2018.
There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – Superfund Managed Futures Strategy Fund ("Fund") with Superfund Managed Futures Strategy (Cayman) Fund Ltd. ("Superfund-CFC") – The Consolidated Portfolio of Investments includes the accounts of Superfund-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund's investment objectives and policies.

Superfund-CFC utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

A summary of the net assets of the Superfund-CFC is as follows:
	Inception Date of CFC	CFC Net Assets at January 31, 2018	% of Fund Net Assets at January 31, 2018
Superfund-CFC	6/20/14	$1,204,080	20.07%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Superfund Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
January 31, 2018

Options Transactions - The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk. The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.
The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of January 31, 2018 categorized by risk exposure:

Risk Exposure Category	Unrealized Loss
Foreign exchange contracts	$42,577
Commodity contracts	7,096
Equity contracts	(152,292)
Interest rate contracts	(37,479)
Total	$(140,098)

The value of the derivative instruments outstanding as of January 31, 2018 as disclosed in the Consolidated Portfolio of Investments and the amount of unrealized gain/loss on derivative instruments as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

The Fund currently invests a portion of its assets in the Goldman Sachs Franklin Square Government Fund (“Goldman”). The Fund may redeem its investment from Goldman at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of Goldman. The financial statements of Goldman, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of January 31, 2018, the percentage of the Fund’s net assets invested in Goldman was 84.4%

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/18

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/18